UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottingham Advisors Inc.
Address: 500 Essjay Road, Suite 220
         Williamsville, NY  14221

13F File Number:  028-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen Mohn
Title:     Chief Compliance Officer
Phone:     716-633-3800

Signature, Place, and Date of Signing:

 /s/ Karen Mohn     Williamsville, NY     October 29, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    69

Form 13F Information Table Value Total:    $305,535 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPS ETF TR                    ALERIAN MLP      00162Q866     5499   331889 SH       SOLE                   331889        0        0
APPLE INC                      COM              037833100     8367    12542 SH       SOLE                    12542        0        0
AT&T INC                       COM              00206R102      344     9130 SH       SOLE                     9130        0        0
BANK OF AMERICA CORPORATION    COM              060505104      219    24778 SH       SOLE                    24778        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776      690    27450 SH       SOLE                    27450        0        0
BLACKROCK MUNIYIELD QLTY FD    COM              09254E103      201    12200 SH       SOLE                    12200        0        0
BOSTON SCIENTIFIC CORP         COM              101137107      158    27536 SH       SOLE                    27536        0        0
COMMUNITY BK SYS INC           COM              203607106    11014   390700 SH       SOLE                   390700        0        0
EXXON MOBIL CORP               COM              30231G102     1160    12677 SH       SOLE                    12677        0        0
GABELLI UTIL TR                COM              36240A101      200    24619 SH       SOLE                    24619        0        0
GENERAL ELECTRIC CO            COM              369604103     1300    57216 SH       SOLE                    57216        0        0
GLOBAL X FDS                   GLB X URANIUM    37950E754     2449   320165 SH       SOLE                   320165        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      926     4466 SH       SOLE                     4466        0        0
ISHARES INC                    MSCI AUSTRALIA   464286103      300    12602 SH       SOLE                    12602        0        0
ISHARES INC                    MSCI BRAZIL      464286400      331     6116 SH       SOLE                     6116        0        0
ISHARES INC                    MSCI CDA INDEX   464286509     5330   187090 SH       SOLE                   187090        0        0
ISHARES INC                    MSCI EMU INDEX   464286608     6755   224784 SH       SOLE                   224784        0        0
ISHARES INC                    MSCI THAILAND    464286624      410     5400 SH       SOLE                     5400        0        0
ISHARES INC                    MSCI SINGAPORE   464286673      273    20375 SH       SOLE                    20375        0        0
ISHARES INC                    MSCI TURKEY FD   464286715      763    13650 SH       SOLE                    13650        0        0
ISHARES INC                    MSCI TAIWAN      464286731      219    16375 SH       SOLE                    16375        0        0
ISHARES INC                    MSCI S KOREA     464286772      446     7540 SH       SOLE                     7540        0        0
ISHARES TR                     DJ SEL DIV INX   464287168     2686    46567 SH       SOLE                    46567        0        0
ISHARES TR                     S&P 500 INDEX    464287200     1521    10530 SH       SOLE                    10530        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     4234   102446 SH       SOLE                   102446        0        0
ISHARES TR                     S&P 500 VALUE    464287408      470     7150 SH       SOLE                     7150        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465    27268   514485 SH       SOLE                   514485        0        0
ISHARES TR                     RUSSELL MCP VL   464287473      237     4861 SH       SOLE                     4861        0        0
ISHARES TR                     RUSSELL MCP GR   464287481      237     3817 SH       SOLE                     3817        0        0
ISHARES TR                     S&P MIDCAP 400   464287507      270     2740 SH       SOLE                     2740        0        0
ISHARES TR                     RUSSELL1000VAL   464287598    29172   404157 SH       SOLE                   404157        0        0
ISHARES TR                     RUSSELL1000GRW   464287614    30734   460782 SH       SOLE                   460782        0        0
ISHARES TR                     S&P SMLCAP 600   464287804    12879   167110 SH       SOLE                   167110        0        0
ISHARES TR                     MRTG PLS CAP IDX 464288539     1490    99117 SH       SOLE                    99117        0        0
ISHARES TR                     MSCI PERU CAP    464289842      331     7475 SH       SOLE                     7475        0        0
ISHARES TR                     HGH DIV EQT FD   46429B663    12522   205514 SH       SOLE                   205514        0        0
ISHARES TR                     USA MIN VOL ID   46429B697    26518   891965 SH       SOLE                   891965        0        0
JOHNSON & JOHNSON              COM              478160104      292     4230 SH       SOLE                     4230        0        0
M & T BK CORP                  COM              55261F104      313     3293 SH       SOLE                     3293        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     6375   118736 SH       SOLE                   118736        0        0
MARKET VECTORS ETF TR          RUSSIA ETF       57060U506      218     7575 SH       SOLE                     7575        0        0
MARKET VECTORS ETF TR          VIETNAM ETF      57060U761      267    16650 SH       SOLE                    16650        0        0
MICROSOFT CORP                 COM              594918104      618    20781 SH       SOLE                    20781        0        0
PIMCO NEW YORK MUN FD II       COM              72200Y102      142    10679 SH       SOLE                    10679        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105     8036   280197 SH       SOLE                   280197        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      509     7420 SH       SOLE                     7420        0        0
PROCTER & GAMBLE CO            COM              742718109      373     5376 SH       SOLE                     5376        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506     4396    59861 SH       SOLE                    59861        0        0
SELECT SECTOR SPDR TR          TECHNOLOGY       81369Y803      769    24951 SH       SOLE                    24951        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     1397    38382 SH       SOLE                    38382        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107      255     1481 SH       SOLE                     1481        0        0
SPDR INDEX SHS FDS             S&P INTL ETF     78463X772      973    21521 SH       SOLE                    21521        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      244     1693 SH       SOLE                     1693        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107     3324    18474 SH       SOLE                    18474        0        0
SPDR SERIES TRUST              S&P DIVID ETF    78464A763      579     9962 SH       SOLE                     9962        0        0
SYNERGETICS USA INC            COM              87160G107      346    70000 SH       SOLE                    70000        0        0
TRANS1 INC                     COM              89385X105      453   171483 SH       SOLE                   171483        0        0
UROLOGIX INC                   COM              917273104      129   169794 SH       SOLE                   169794        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     2028    31222 SH       SOLE                    31222        0        0
VANGUARD INDEX FDS             MID CAP ETF      922908629    12239   150800 SH       SOLE                   150800        0        0
VANGUARD INTL EQUITY INDEX F   FTSE SMCAP ETF   922042718     2238    25592 SH       SOLE                    25592        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    10660   255520 SH       SOLE                   255520        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844    34928   585250 SH       SOLE                   585250        0        0
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406      224     4445 SH       SOLE                     4445        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      210     4600 SH       SOLE                     4600        0        0
WISDOMTREE TRUST               EQTY INC ETF     97717W208     1081    22836 SH       SOLE                    22836        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315     9111   169761 SH       SOLE                   169761        0        0
WISDOMTREE TRUST               INTL MIDCAP DV   97717W778     4679   101400 SH       SOLE                   101400        0        0
WISDOMTREE TRUST               INTL DIV EX FINL 97717W786      206     5140 SH       SOLE                     5140        0        0